Short-term investments (Tables)	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investments
	December 31, 2015
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
REITs	1,167,647	1,124,293	43,354
Money market instrument	76,999	70,910	6,089

Total	1,244,646	1,195,203	49,443

	June 30, 2016
	US$ (Unaudited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Short-term investments	16,535,390	16,527,928	7,462
Trading securities:
Equity securities	5,291,933	5,262,675	29,258
REITs	10,570,904	9,840,669	730,235

Total	32,398,227	31,631,272	766,955